Product Name:

Aetos Capital Prime Portfolio

As of August 31, 2013

Product Description: The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with "best of breed" managers.

As of September 1, 2013:

Strategy Allocations[1]



Long/Short Credit: 2%
Quantitative: 5%
Event Driven: 16%
Fixed Income Arbitrage: 7%
Directional Equity: 3%
Distressed: 20%
Short-biased Equity: 3%
Equity Hedged: 44%

Number of Managers = 37

Number of Strategies = 8

Median Position Size = 2.4%

Average Position Size = 2.6%

Aetos Capital Long/Short Strategies Fund: 50%

Aetos Capital Multi-Strategy Arbitrage Fund: 30%

Aetos Capital Distressed Investment Strategies Fund: 20%

Historical Sub-Strategy Allocation



Event Driven - Arbitrage
Event Driven - Special Situations
Convertible Arbitrage
Fixed Income Arbitrage
Directional Equity
Equity Hedged - Generalist
Equity Hedged - Sector Specialist
Short-biased Equity
Distressed - Long Bias
Distressed - Variable Bias
Long Short Credit
Short-biased Credit
Quantitative - Market Neutral
Quantitative - Multi-Strategy
Quantitative - Statistical Arbitrage
Quantitative - Global Macro
Quantitative - Volatility Arbitrage
Sep-13

Historical Exposures



300%
250%
200%
150%
100%
50%
0%
Gross Exposure
Long
Short
Net Exposure
9/30/08
12/31/08
3/31/09
6/30/09
9/30/09
12/31/09
3/31/10
6/30/10
9/30/10
12/31/10
3/31/11
6/30/11
9/30/11
12/31/11
3/31/12
6/30/12
9/30/12
12/31/12
3/31/13
6/30/13

Chief Investment Officer:
Anne Casscells - Menlo Park, CA

For More Information Please Contact:
Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com
Brad Rudner (212) 201-2532 brudner@aetoscapital.com

Aetos Capital Prime Portfolio

As of August 31, 2013

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.65%	0.36%	0.54%	1.05%	**1.30%**
2003	0.24%	-0.02%	0.25%	1.88%	1.90%	1.46%	0.43%	0.89%	0.68%	1.59%	1.25%	1.23%	**12.42%**
2004	2.07%	0.82%	-0.12%	-0.75%	-0.09%	0.41%	-0.19%	0.00%	0.74%	0.77%	1.74%	1.14%	**6.71%**
2005	0.14%	1.39%	0.30%	-0.57%	0.86%	0.89%	1.32%	0.71%	0.82%	-0.93%	0.75%	1.50%	**7.39%**
2006	2.20%	0.36%	1.39%	1.03%	-0.66%	0.15%	0.36%	0.74%	0.21%	1.07%	1.63%	1.21%	**10.11%**
2007	1.88%	0.54%	1.19%	1.66%	1.85%	0.42%	-0.72%	-1.59%	1.16%	1.77%	-0.12%	0.63%	**8.96%**
2008	-2.35%	1.35%	-1.53%	0.69%	1.93%	-0.15%	-0.93%	-0.37%	-7.01%	-3.73%	-1.60%	-0.72%	**-13.79%**
2009	0.62%	-0.31%	-0.36%	-0.83%	2.80%	0.91%	1.86%	1.28%	1.91%	0.12%	1.83%	0.58%	**10.85%**
2010	-0.17%	0.72%	1.84%	0.80%	-2.39%	-0.87%	1.07%	0.12%	2.05%	1.16%	0.08%	1.69%	**6.17%**
2011	0.51%	0.71%	-0.19%	1.26%	-0.23%	-0.66%	0.02%	-2.66%	-2.25%	1.84%	-0.50%	-0.18%	**-2.38%**
2012	1.67%	1.24%	0.79%	0.37%	-0.93%	0.39%	0.96%	0.62%	0.76%	-0.06%	0.53%	0.52%	**7.06%**
2013	2.00%	0.73%	1.64%	0.71%	1.09%	-0.20%	0.96%	-0.31%	-	-	-	-	**6.81%**

Investment Returns: As of 8/31/13:	**Aetos Capital Prime Portfolio[2]**	**90-Day Treasury Bills**	**Barclays Capital Aggregate Index**	**S&P 500 DRI Index**	**MSCI ACWI**
1 Year Annualized Return	8.70%	0.07%	-2.47%	18.70%	15.48%
3 Year Annualized Return	5.46%	0.08%	2.58%	18.40%	11.73%
5 Year Annualized Return	2.82%	0.13%	4.93%	7.32%	3.82%
From Inception through 8/31/13:					
Average Annualized Return	5.35%	1.52%	4.73%	7.56%	7.76%
Annualized Standard Deviation	4.38%	0.49%	3.60%	15.14%	16.82%
Sharpe Ratio	0.87	-	0.89	0.40	0.37
Largest Calendar Qtr. Drawdown	-8.22%	-	-2.44%	-21.94%	-22.37%
Beta: Barclays Capital Aggregate Index	0.00	-	-	-	-
Beta: S&P 500 DRI Index	0.19	-	-	-	-
Beta: MSCI ACWI	0.19	-	-	-	-

Fees & Terms

Management Fee	0.75%
Contribution Frequency/ Notice Period	Monthly/ 30 Days
Lock-Up Period	1 Year
Redemption Frequency/ Notice Period	Quarterly/ 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through August 31, 2013 of the Aetos Capital Prime Portfolio and are net of an investment advisory fee of 0.75% of assets annually. Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007 and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund-level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Product Name: Aetos Capital Growth Portfolio As of August 31, 2013 Product Description: The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with “best of breed” managers. As of September 1, 2013: Chief Investment Officer: Anne Casscells - Menlo Park, CA Historical Sub-Strategy Allocation Strategy Allocations1 Historical Exposures Gross Exposure Long Net Exposure Short For More Information Please Contact: Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com Brad Rudner (212) 201-2532 brudner@aetoscapital.com

Aetos Capital Growth Portfolio

As of August 31, 2013

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.57%	0.19%	0.42%	1.15%	**1.19%**
2003	0.32%	-0.04%	0.13%	1.80%	1.92%	1.45%	0.25%	0.85%	0.85%	1.46%	1.11%	1.11%	**11.79%**
2004	2.00%	0.80%	-0.10%	-1.00%	-0.16%	0.41%	-0.16%	0.00%	0.75%	0.58%	1.74%	1.03%	**5.96%**
2005	0.34%	1.47%	0.28%	-0.50%	0.80%	0.85%	1.11%	0.66%	0.90%	-0.95%	0.66%	1.44%	**7.26%**
2006	2.10%	0.33%	1.24%	0.99%	-0.72%	0.22%	0.41%	0.61%	0.18%	0.90%	1.52%	1.26%	**9.39%**
2007	1.71%	0.46%	1.28%	1.59%	1.82%	0.46%	-0.76%	-1.57%	1.05%	1.67%	-0.09%	0.68%	**8.56%**
2008	-2.30%	1.33%	-1.47%	0.64%	1.86%	-0.27%	-0.80%	-0.42%	-6.95%	-4.24%	-1.95%	-0.83%	**-14.65%**
2009	0.58%	-0.27%	-0.31%	-0.58%	2.88%	1.17%	1.97%	1.41%	2.06%	0.28%	1.75%	0.75%	**12.25%**
2010	0.17%	0.67%	1.93%	0.92%	-2.32%	-0.75%	1.04%	0.24%	1.91%	1.18%	0.07%	1.53%	**6.72%**
2011	0.65%	0.78%	-0.07%	1.19%	-0.22%	-0.66%	-0.06%	-2.58%	-2.18%	1.68%	-0.58%	-0.12%	**-2.22%**
2012	1.70%	1.30%	0.81%	0.34%	-0.86%	0.36%	0.92%	0.68%	0.76%	0.10%	0.58%	0.68%	**7.59%**
2013	1.99%	0.75%	1.55%	0.81%	1.11%	-0.33%	0.92%	-0.24%	-	-	-	-	**6.74%**

Investment Returns: As of 8/31/13:	**Aetos Capital Growth Portfolio[2]**	**90-Day Treasury Bills**	**Barclays Capital Aggregate Index**	**S&P 500 DRI Index**	**MSCI ACWI**
1 Year Annualized Return	9.00%	0.07%	-2.47%	18.70%	15.48%
3 Year Annualized Return	5.57%	0.08%	2.58%	18.40%	11.73%
5 Year Annualized Return	3.11%	0.13%	4.93%	7.32%	3.82%
From Inception through 8/31/13:					
Average Annualized Return	5.24%	1.52%	4.73%	7.56%	7.76%
Annualized Standard Deviation	4.37%	0.49%	3.60%	15.14%	16.82%
Sharpe Ratio	0.85	-	0.89	0.40	0.37
Largest Calendar Qtr. Drawdown	-8.08%	-	-2.44%	-21.94%	-22.37%
Beta: Barclays Capital Aggregate Index	0.02	-	-	-	-
Beta: S&P 500 DRI Index	0.19	-	-	-	-
Beta: MSCI ACWI	0.19	-	-	-	-

Fees & Terms

Management Fee	0.75%
Contribution Frequency/ Notice Period	Monthly/ 30 Days
Lock-Up Period	1 Year
Redemption Frequency/ Notice Period	Quarterly/ 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through August 31, 2013 are of the Aetos Capital Growth Portfolio and are net of an investment advisory fee of 0.75% of assets annually. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Product Name: Aetos Capital Balanced Portfolio As of August 31, 2013 Product Description: The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with “best of breed” managers. As of September 1, 2013: Chief Investment Officer: Anne Casscells - Menlo Park, CA Historical Sub-Strategy Allocation Strategy Allocations1 Historical Exposures Gross Exposure Long Net Exposure Short For More Information Please Contact: Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com Brad Rudner (212) 201-2532 brudner@aetoscapital.com

Aetos Capital Balanced Portfolio

As of August 31, 2013

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.42%	0.16%	0.55%	1.15%	**1.44%**
2003	0.82%	0.20%	0.32%	1.50%	2.07%	1.15%	-0.21%	0.65%	1.15%	1.14%	1.10%	0.96%	**11.39%**
2004	1.66%	0.64%	-0.04%	-0.75%	-0.18%	0.31%	-0.25%	0.02%	0.53%	0.28%	1.52%	0.91%	**4.72%**
2005	0.48%	1.26%	0.27%	-0.37%	0.68%	0.74%	1.03%	0.38%	0.78%	-0.80%	0.45%	1.38%	**6.39%**
2006	1.92%	0.51%	0.93%	0.95%	-0.42%	0.45%	0.52%	0.46%	0.27%	0.76%	1.37%	1.32%	**9.40%**
2007	1.59%	0.35%	1.17%	1.42%	1.69%	0.30%	-2.22%	-1.41%	0.94%	1.51%	-0.13%	0.54%	**5.81%**
2008	-1.73%	1.09%	-1.49%	0.58%	1.76%	-0.39%	-0.69%	-0.44%	-6.91%	-5.33%	-2.56%	-1.07%	**-16.19%**
2009	0.44%	-0.11%	-0.25%	-0.34%	2.98%	1.63%	2.18%	1.54%	2.32%	0.55%	1.58%	0.96%	**14.27%**
2010	0.66%	0.60%	2.02%	1.10%	-2.20%	-0.51%	1.00%	0.40%	1.65%	1.20%	0.03%	1.27%	**7.41%**
2011	0.88%	0.87%	0.15%	1.09%	-0.21%	-0.64%	-0.20%	-2.43%	-2.02%	1.46%	-0.72%	-0.01%	**-1.88%**
2012	1.75%	1.42%	0.84%	0.31%	-0.79%	0.34%	0.88%	0.73%	0.75%	0.25%	0.62%	0.84%	**8.22%**
2013	1.97%	0.77%	1.46%	0.91%	1.12%	-0.46%	0.89%	-0.16%	-	-	-	-	**6.66%**

Investment Returns: As of 8/31/13:	Aetos Capital Balanced Portfolio[2]	90-Day Treasury Bills	Barclays Capital Aggregate Index	S&P 500 DRI Index	MSCI ACWI
1 Year Annualized Return	9.31%	0.07%	-2.47%	18.70%	15.48%
3 Year Annualized Return	5.68%	0.08%	2.58%	18.40%	11.73%
5 Year Annualized Return	3.38%	0.13%	4.93%	7.32%	3.82%
From Inception through 8/31/13:					
Average Annualized Return	4.93%	1.52%	4.73%	7.56%	7.76%
Annualized Standard Deviation	4.43%	0.49%	3.60%	15.14%	16.82%
Sharpe Ratio	0.77	-	0.89	0.40	0.37
Largest Calendar Qtr. Drawdown	-8.74%	-	-2.44%	-21.94%	-22.37%
Beta: Barclays Capital Aggregate Index	0.06	-	-	-	-
Beta: S&P 500 DRI Index	0.19	-	-	-	-
Beta: MSCI ACWI	0.19	-	-	-	-

Fees & Terms

Management Fee	0.75%
Contribution Frequency/ Notice Period	Monthly/ 30 Days
Lock-Up Period	1 Year
Redemption Frequency/ Notice Period	Quarterly/ 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through August 31, 2013 are of the Aetos Capital Balanced and are net of an investment advisory fee of 0.75% of assets annually. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information. A free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860